SEGMENTED REPORTING (Tables)	3 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At November 30, 2020	Assets	Liabilities

Canada	$5,730	$35,086
South Africa	40,526	445
	$46,256	$35,531

At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558

Comprehensive Loss (Income) for the period ended	November 30, 2020	November 30, 2019

Canada	$3,090	$340
South Africa	(3,676)	(2,246)
	$(586)	$(1,906)